COLUMBIA MANAGEMENT GROUP
A FleetBoston Financial Company                        Legal Department
                                                       Mail Stop:  MA DE 11511E
                                                       One Financial Center
                                                       Boston, MA 02111
                                                       617 345.0919 fax







November 1, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:      Liberty-Stein Roe Funds Income Trust
         Liberty Intermediate Bond Fund
         Liberty Income Fund (Funds)
         Registration File Nos.:  33-02633 and 811-4552

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information dated November 1, 2002 for the Funds do not differ from those contained in Post-Effective Amendment No. 47 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically October 28, 2002 (Accession Number 0000021847-02-000283).


Sincerely,

LIBERTY-STEIN ROE FUNDS INCOME TRUST



Tracy S. DiRienzo
Assistant Secretary